Segment Information	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

Note 21 — SEGMENT INFORMATION

The Company applies ASC 280, Segment Reporting, in determining its reportable segments. The Company manages its business under one operating segment and does not allocate its assets to different reporting segments for management reporting purposes.

The following table presents significant expense categories for the six months ended September 30, 2024 & 2025.

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Revenue	22,099,549	24,476,611	18,974,117
Cost of sales	(14,422,920)	(16,411,039)	(12,721,736)
Gross profit	7,676,629	8,065,572	6,252,381
Payroll expense	(2,981,202)	(3,021,595)	(2,342,322)
Retail outlets related expenses	(980,192)	(897,944)	(696,081)
Other segment expenses*	(2,598,228)	(1,511,730)	(1,171,883)
Net income	1,117,007	2,634,303	2,042,095

*	Other segment expenses include research and development expenses, selling and marketing expenses and general and administrative expenses other than payroll expense and retail outlets related expenses.